PNC Capital Advisors, LLC

One East Pratt Street — 5th Floor

Baltimore, MD 21202

January 2, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:          PNC Funds (File Nos. 033-00488 and 811-04416)

Ladies and Gentlemen:

On behalf of PNC Funds (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust hereby certifies that the forms of prospectus for the PNC Mid Cap Index Fund, PNC Small Cap Index Fund and Class I, Class R4 and Class R5 shares of PNC S&P 500 Index Fund (each, a “Fund” and together, the “Funds”) that would have been filed by the Trust with respect to the Funds pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s most recent Post-Effective Amendment No. 102 to the Trust’s Registration Statement on Form N-1A.

Please do not hesitate to call me at (410) 237-5139 if you have any questions concerning this filing.

Sincerely,

/s/ Savonne L. Ferguson
Savonne L. Ferguson